UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO

SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025.

Date of Report (Date of earliest event reported): January 28, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: CIK 0002096326

Derek Sawyer

678-207-9303

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): ☒

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): ☐

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: CIK 0002096326

RED OAK FUNDING DEPOSITOR LLC1

(Exact name of issuing entity as specified in its charter)

1

Red Oak Funding Depositor, a Delaware limited liability company (the “Depositor”), is filing this Form ABS-15G in its capacity as depositor of the Class A Series 2025-1 Asset Backed Note transaction (the “Covered Transaction”), which is covered by this report, and to exempt its affiliate Red Oak Inventory Finance, LLC, the sponsor of the Covered Transaction, from filing a Form ABS-15G pursuant to Rule 15Ga-1(b). In Depositor’s capacity as depositor, Depositor is a securitizer for purposes of Rule 15Ga-1 and this report relates to the assets sold by Depositor in the Covered Transaction. This report only contains information relating to the Covered Transaction.

Central Index Key Number of issuing entity (if applicable): CIK 0002096327

Central Index Key Number of underwriter (if applicable): N/A

(Name and telephone number, including area code,

of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report.

Explanatory Note:

We have provided all the information required by Rule 15Ga-1 and this Form ABS-15G that can be acquired without unreasonable effort or expense by, among other things, (i) identifying asset-backed securities transactions within the scope of Rule 15Ga-1 for which we are a securitizer (“Covered Transactions”), (ii) reviewing our records for demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Reportable Information”), (iii) identifying each trustee and servicer for the Covered Transactions (collectively, “Demand Entities”), and (iv) requesting from Demand Entities (or confirming that Demand Entities are required to deliver) all Reportable Information within their respective possession.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: January 28, 2026	RED OAK FUNDING DEPOSITOR LLC
(Securitizer, Depositor, or Underwriter)

	By:	/s/ Derek Sawyer
Name: Derek Sawyer
Title: Authorized Signatory